Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Cash and deposits in bank s	$575,825.5	$452,734.4
Government bonds	—	2,188.1
Commercial paper	759.5	476.8
Repurchase agreements collateralized by corporate bonds	1,229.6	—

	$577,814.6	$455,399.3